S000000711 [Member] Expense Example, No Redemption - Western Asset Intermediate Bond Fund	May 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 67
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	367
Expense Example, No Redemption, 10 Years	822
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	691
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	460
Expense Example, No Redemption, 3 Years	642
Expense Example, No Redemption, 5 Years	838
Expense Example, No Redemption, 10 Years	1,406
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	891
Expense Example, No Redemption, 10 Years	1,737
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	389
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	$ 1,512